Equity - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended			1 Months Ended	3 Months Ended
	Nov. 26, 2012	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012 Series Vote	Dec. 28, 2012 10b5-1 Plan	Dec. 28, 2012 10b5-1 Plan
Stockholders Equity Note [Line Items]
Common stock, shares authorized		1,000,000,000		1,000,000,000
Common stock, par value per share		$ 0.01		$ 0.01
Preferred stock, shares authorized				50,000,000
Preferred stock, par value per share				$ 0.01
Common stock, shares issued		232,783,101		231,094,332
Number of common shares received relating to separation, conversion ratio				0.5
Common stock, voting right per share (in voting rights)				1
Preferred stock, additional series authorized to be issued without shareholders approval minimum value ( in series of preferred stock)				1
Preferred stock, shares outstanding				0
Common shares, dividends, per share, declared	$ 0.125	$ 0.125
Share repurchase program, authorized amount	$ 2,000,000,000
Amount of 10b5-1 repurchase plan initiated in period					100,000,000
Share repurchase program, period in force	3 years
Stock repurchased and retired during period, shares						600,000
Treasury shares acquired, average cost per share						$ 45.27
Stock repurchased and retired during period, value						26,000,000
Repurchase of common shares by treasury		$ 8,000,000	$ 0